Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Interest income	£ (10)	£ (24)	£ (7)
Return on plan assets (excluding amounts included in net interest expense)	(1,328)	(873)	246
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	12,555	11,532
Interest income	263	332
Contributions paid by employer and scheme members	245	213
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	1,328	873
Benefits paid	(396)	(387)
Ending balance	£ 13,987	£ 12,555	£ 11,532